Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

June 22, 2018

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Form N-14 for Eaton Vance Mutual Funds Trust (the “Registrant”)

(1940 Act File No. 811-04015)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance Short Duration Strategic Income Fund (“Strategic Income Fund”), a series of the Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rule 488 thereunder, (2) the General Instructions to Form N-14, and (3) Regulation S-T, is a registration statement on Form N-14 including the Proxy Statement and Prospectus, Statement of Additional Information, Part C and Exhibits (“Registration Statement”). The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

The purpose of the Registration Statement is to register Strategic Income Fund shares to be issued in connection with a reorganization by and between Strategic Income Fund and Eaton Vance Multi-Strategy Absolute Return Fund (“Multi-Strategy Fund”), a series of the Registrant. Included in the Registration Statement, therefore, are a notice of shareholder meeting and form of proxy card, which are proposed to be used by Multi-Strategy Fund for a special meeting of its shareholders to be held October 12, 2018.

No filing fee is required pursuant to Rule 429(a) under the 1933 Act and General Instruction B of Form N-14 because the Registrant has previously filed an election with a prior registration statement under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

It is proposed that the Registration Statement will become effective on July 23, 2018 pursuant to Rule 488 under the 1933 Act and that definitive proxy materials will be mailed to shareholders of Multi-Strategy Fund on or about August 6, 2018.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President